Glencore Financing (Narrative) (Details) - Glencore [Member] - USD ($) $ in Millions	12 Months Ended	132 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of common stock acquired		72,008,404
Percentage of shares acquired		71.00%
Unsecured Convertible Debentures [Member]
Disclosure of transactions between related parties [line items]
Unsecured convertible debentures	$ 80
Maturity date of debt instrument	March 31, 2023
Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Principal amount of debt instrument	$ 10